Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare payables	¥ 41,616	$ 6,033	¥ 52,947
Other taxes and surcharge	8,005	1,161	9,932
Service fees	4,483	650	5,233
Acquisition of intangible assets, property and equipment	331	48	840
Government grant	1,000	145	4,500
Rental and property management fee	4	1	3,418
Payables for sales of employees' shares	73	11	180
Payables to third party advertising companies	21	3	4,066
Payable for business acquisition	16,788	2,434
Others	3,012	436	4,189
Total accrued liabilities and other current liabilities	¥ 75,333	$ 10,922	¥ 85,305